Additional Information: Condensed Financial Statements Of The Company (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet
Condensed Financial Information of the Company
BALANCE SHEETS

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(e))
ASSETS
Current assets:
Cash and cash equivalents	—	200,108,273	30,667,935
Prepayments and other current assets	—	89,853	13,770

Total current assets	—	200,198,126	30,681,705

Non-current assets:
Investment in subsidiaries and VIEs	171,146,281	208,398,302	31,938,437

Total non-current assets	171,146,281	208,398,302	31,938,437

Total assets	171,146,281	408,596,428	62,620,142

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries and VIEs	—	41,127,502	6,303,065

Total current liabilities	—	41,127,502	6,303,065

Total liabilities	—	41,127,502	6,303,065

Shareholders’ equity:
Ordinary shares (USD$0.0001 par value; 500,000,000 and 500,000,000 shares authorized, 50,000,000 and 66,667,000 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	—	45,198	6,927
Additional paid-in capital	11,200,000	181,849,003	27,869,579
Statutory reserves	50,807,520	58,217,195	8,922,175
Accumulated other comprehensive loss	—	(7,956,640)	(1,219,408)
Retained earnings	109,138,761	135,314,170	20,737,804

Total shareholders’ equity	171,146,281	367,468,926	56,317,077

Total liabilities and shareholders’ equity	171,146,281	408,596,428	62,620,142

Condensed Statement of Comprehensive Income
STATEMENTS OF COMPREHENSIVE INCOME

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2 (e))
Operating expenses
General and administrative expenses	—	—	(3,666,937)	(561,982)

Total operating expenses	—	—	(3,666,937)	(561,982)

Equity in profit of subsidiaries and VIEs, net	27,412,441	47,236,997	37,252,021	5,709,122

Income from subsidiaries and VIEs	27,412,441	47,236,997	37,252,021	5,709,122

Net income	27,412,441	47,236,997	33,585,084	5,147,140

Net income attributable to ordinary shareholders	27,412,441	47,236,997	33,585,084	5,147,140

Net income
Other comprehensive loss, net of nil tax	—	—	(7,956,640)	(1,219,408)

Comprehensive income	27,412,441	47,236,997	25,628,444	3,927,732

Condensed Cash Flow Statement
STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2(e))
Cash flows used in operating activities	—	—	—	—

Cash flows used in investing activities	—	—	(653,250)	(100,115)

Cash flows provided by financing activities	—	—	208,718,163	31,987,458

Effect of exchange rate changes on cash	—	—	(7,956,640)	(1,219,408)

Net increase in cash and cash equivalents	—	—	200,108,273	30,667,935

Cash and cash equivalents, beginning of year	—	—	—	—

Cash and cash equivalents, end of year	—	—	200,108,273	30,667,935